MERRIMAC SERIES

                              Merrimac Cash Series
                             Merrimac Prime Series
                            Merrimac Treasury Series
                         Merrimac Treasury Plus Series
                        Merrimac U.S. Government Series
                           Merrimac Municipal Series

                                 Premium Class


        SUPPLEMENT DATED AUGUST 1, 2004 TO PROSPECTUS DATED MAY 1, 2004


Effective August 1, 2004 the Prospectus of the Merrimac Series (the "Trust") dated May 1, 2004 is hereby supplemented and amended as follows:

THE FOLLOWING IS ADDED AS A FINAL PARAGRAPH UNDER THE HEADING "RISK/RETURN SUMMARIES" ON PAGE 1 OF THE PROSPECTUS:

Other classes of the Funds' shares, not offered in this Prospectus, have lower investment minimums than the Premium Class but impose additional requirements. Please call 1-888-637-7622 for more information.














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